Exchange rates (Details)	12 Months Ended
	Dec. 31, 2023 € / £	Dec. 31, 2023 € / £ $ / £	Dec. 31, 2022 € / £	Dec. 31, 2022 € / £ $ / £	Dec. 31, 2021 € / £	Dec. 31, 2021 $ / £	Dec. 31, 2023 $ / £	Dec. 31, 2022 $ / £
Exchange rates
Average foreign exchange rate	1.15	1.24	1.17	1.24	1.16	1.38
Closing foreign exchange rate	1.15	1.15	1.13	1.13			1.28	1.21